Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Provisions
Current and
non-current
provisions changed as follows:

€ thousand	Jan. 1, 2022	Utilization	Reversals	Additions	FX	Dec. 31, 2022
Litigation	783	0	75	0	0	708
Asset retirement obligations	206	0	0	0	-2	204
Onerous contracts	240	0	240	0	0	0
Warranties	5	0	0	23	0	28
Total	1,234	0	315	23	-2	940
thereof non-current
Asset retirement obligations	206	0	0	0	-2	204
Warranties	5	0	0	8	0	13
Total	211	0	0	8	-2	217